Cover Page Cover Page	May 14, 2020	May 08, 2020
Cover [Abstract]
City Area Code	904
Document Period End Date	May 14, 2020
Document Type	8-K
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NC
Entity Registrant Name	RAYONIER INC
Local Phone Number	357-9100
Trading Symbol	RYN
Security Exchange Name	NYSE
Written Communications	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer		false
Amendment Flag	false
Entity File Number	1-6780
Entity Tax Identification Number	13-2607329
Entity Central Index Key	0000052827
Title of 12(b) Security	COMMON STOCK, $0.00 PAR VALUE